UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX May 1st, 2009
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   80
Form 13F Information Table Value Total:   $610479
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            common           002896207     7045   296000 SH       SOLE                   292000              4000
Altria Group                   common           02209S103      929    58001 SH       SOLE                                      58001
AmeriCredit Corp.              common           03060R101    49686  8478900 SH       SOLE                  7851900            627000
American Express Co.           common           025816109     5748   421700 SH       SOLE                   397500             24200
Bancorp Inc., The              common           05969A105     7848  1859644 SH       SOLE                  1619840            239804
Bank of America                common           060505104     4045   593100 SH       SOLE                   576500             16600
Barclays PLC ADR               common           06738E204     2550   300000 SH       SOLE                   295500              4500
Berkshire Hath Cl. A           common           084670108    13699      158 SH       SOLE                        6               152
Berkshire Hath Cl. B           common           084670207     1489      528 SH       SOLE                                        528
Cintas Corp.                   common           172908105     1785    72200 SH       SOLE                     3400             68800
Clorox Co.                     common           189054109     2550    49539 SH       SOLE                                      49539
Coca-Cola Co.                  common           191216100    59202  1347040 SH       SOLE                  1144500            202540
Comcast Corp. Spl A            common           20030N200     1287   100000 SH       SOLE                   100000
ConocoPhillips                 common           20825C104    11717   299200 SH       SOLE                   299200
Covidien Ltd.                  common           G2552X108      542    16300 SH       SOLE                                      16300
Dell Inc.                      common           24702R101     9641  1017000 SH       SOLE                  1010000              7000
Dish Network Corp.             common           25470M109     9816   883500 SH       SOLE                   872000             11500
Equifax Inc.                   common           294429105     1540    63000 SH       SOLE                     4000             59000
Exxon Mobil Corp.              common           30231G102     2111    31000 SH       SOLE                    31000
Furniture Brands Int'l         common           360921100     4611  3136800 SH       SOLE                  3098000             38800
Gannett Company                common           364730101       30    13460 SH       SOLE                                      13460
H&R Block                      common           093671105      509    28000 SH       SOLE                                      28000
Home Depot                     common           437076102     1800    76400 SH       SOLE                    73000              3400
Interpublic Group Co.          common           460690100      105    25603 SH       SOLE                       66             25537
Johnson & Johnson              common           478160104     2937    55840 SH       SOLE                                      55840
Kraft Foods, Inc.              common           50075n104     1063    47680 SH       SOLE                                      47680
Lancaster Colony Corp.         common           513847103    25593   617000 SH       SOLE                   530000             87000
Leucadia Nat'l Corp.           common           527288104     1852   124400 SH       SOLE                     6000            118400
Liberty Media Cap. A           common           53071M302      178    25462 SH       SOLE                      780             24682
Liberty Media Ent. A           common           53071M500     2018   101168 SH       SOLE                     3120             98048
Liberty Media Int. A           common           53071M104    23534  8115201 SH       SOLE                  7776600            338601
Lowes Companies Inc.           common           548661107     1794    98300 SH       SOLE                     5000             93300
MGIC Investment                common           552848103       43    30000 SH       SOLE                    30000
Markel Corp.                   common           570535104      397     1400 SH       SOLE                                       1400
Microsoft Corp.                common           594918104    53453  2909820 SH       SOLE                  2619000            290820
News Corp. Cl. A               common           65248E104    37265  5629100 SH       SOLE                  5324000            305100
News Corporation               common           65248E203      616    80000 SH       SOLE                                      80000
Paychex Inc.                   common           704326107     1825    71100 SH       SOLE                     4000             67100
Penn West Energy Trust         common           707885109      401    42300 SH       SOLE                     4000             38300
PepsiCo Inc.                   common           713448108    32800   637150 SH       SOLE                   587500             49650
Pfizer Inc.                    common           717081103    11580   850250 SH       SOLE                   707500            142750
Philip Morris Int'l            common           718172109     2089    58701 SH       SOLE                                      58701
Procter & Gamble Co.           common           742718109    10586   224797 SH       SOLE                   132000             92797
Resource America Inc.          common           761195205     5273  1321437 SH       SOLE                  1285837             35600
Sprint Nextel Corp.            common           852061100     2106   590000 SH       SOLE                   590000
TJX Co.                        common           872540109     1702    66400 SH       SOLE                     4000             62400
Toyota Industries ADR          common           892330101    10712   505000 SH       SOLE                   505000
Tyco International             common           G9143X208     2023   103400 SH       SOLE                    87500             15900
U.S. Bancorp                   common           902973304     2000   136918 SH       SOLE                   114100             22818
USG Corp.                      common           903293405    13211  1736050 SH       SOLE                  1718050             18000
United Healthcare              common           91324P102     9197   439400 SH       SOLE                   434500              4900
United Parcel Service          common           911312106     1634    33206 SH       SOLE                     2000             31206
Viacom Inc. Cl. A              common           92553P102      517    27700 SH       SOLE                     3500             24200
Viacom Inc. Cl. B              common           92553P201    59369  3415950 SH       SOLE                  3211500            204450
Walgreen Co.                   common           931422109     2022    77900 SH       SOLE                     7500             70400
Walt Disney Co.                common           254687106     3536   194700 SH       SOLE                   194700
WellPoint Inc.                 common           94973V107     7157   188500 SH       SOLE                   186500              2000
Wells Fargo & Co.              common           949746101      206    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     2037     7380 SH       SOLE                                       7380
Western Union Co.              common           959802109     1989   158201 SH       SOLE                     3000            155201
Williams-Sonoma, Inc.          common           969904101     6644   659100 SH       SOLE                   647000             12100
eBay Inc.                      common           278642103    38201  3041500 SH       SOLE                  2783000            258500
WisdomTree Japan ETF                            97717W836      237 7400.000 SH       SOLE                 7400.000
American Int'l Grp Pfd.                         026874859     1422   440200 SH       SOLE                   422000             18200
BAC Capital Trust I                             055187207      297    25000 SH       SOLE                    25000
BAC Capital Trust II                            055188205      461    39200 SH       SOLE                    35000              4200
BAC Capital Trust X                             055189203      692    65000 SH       SOLE                    65000
BAC Capital Trust XII                           05633T209      557    48500 SH       SOLE                    48500
Fannie Mae Pfd. F                               313586703       90   110805 SH       SOLE                   110055               750
Fannie Mae Pfd. G                               313586802       15    17000 SH       SOLE                      600             16400
Fannie Mae Pfd. H                               313586885      178   155000 SH       SOLE                   155000
Fannie Mae Pfd. I                               313586877      362   253340 SH       SOLE                   245540              7800
Fannie Mae Pfd. L                               313586844       53    76167 SH       SOLE                    72267              3900
Fannie Mae Pfd. M                               313586836      108   148388 SH       SOLE                   134188             14200
Fannie Mae Pfd. N                               313586828       44    52149 SH       SOLE                    48949              3200
Fannie Mae Pfd. S                               313586752      135   190000 SH       SOLE                   190000
Interpublic Grp. Pfd.                           460690803    13442    33500 SH       SOLE                    33500
SLM Corp. Pfd. A                                78442P205    11894   553226 SH       SOLE                   540726             12500
Telephone & Data Pfd.                           879433878      389    22200 SH       SOLE                                      22200
Viacom Inc. Pfd.                                92553P300      257    15000 SH       SOLE                                      15000